Deferred tax	12 Months Ended
Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred tax
23.
Deferred tax

The Group has the following unrecognized deferred tax assets as at December 31, 2022:

	December 31,
	Gross	Net	Gross	Net
	2022	2022	2021	2021
	£000s			£000s
Trading losses	167,828	44,136	152,060	33,910
Share based payments	8,995	2,249	16,625	3,159
Capital losses	7,873	1,968	7,873	1,496
Total unrecognized deferred tax asset	184,696	48,353	176,558	38,565

To total unrecognized deferred tax assets are calculated based on the main corporate tax rate of 25% (19% for 2021 and 2020) as this is the tax rate applicable to when we expect to utilize the these deferred tax assets. Unrecognized deferred tax assets from foreign trading losses are calculated at the tax rate applicable to the related jurisdiction.

Deferred tax assets are recognized where it is probable that future taxable profit will be available to utilize losses. Due to the uncertainty of future capital gains, a deferred tax asset in respect of capital losses was not recognized at December 31, 2022 (2021: nil).